Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, shares at Nov. 30, 2017	3,470,451
Beginning balance at Nov. 30, 2017	$ 35,290,034	$ 36,685,387	$ 284,421	$ (71,873,459)	$ 386,383
Share issuance cost (Note 10)	$ (736,652)	(2,568,321)			(3,304,973)
Stock options to employees (Note 11)		927,686			927,686
DSU's to non-management board members		7,565			7,565
Proceeds from issuance of shares and warrants (Note 10 & 14), shares	3,658,564
Proceeds from issuance of shares and warrants (Note 10 & 14)	$ 5,993,472	13,651,434			19,644,906
Proceeds from exercise of Pre-Funded Warrants (Note 14), shares	11,123,334
Proceeds from exercise of Pre-Funded Warrants (Note 14)	$ 4,012,528	(3,901,275)			111,253
Shares to be issued from exercise of Pre-Funded Warrants (Note 10 & 14)	371,551	(361,251)			10,300
Cost of warrants issued to placement agent (Note 14)	(602,981)	602,981			0
Beneficial conversion feature related to convertible debenture (Note 7)		66,667			66,667
Net loss				(13,747,480)	(13,747,480)
Rounding of fractional shares after consolidation (Note 2)	(106)
Ending balance, shares at Nov. 30, 2018	18,252,243
Ending balance at Nov. 30, 2018	$ 44,327,952	45,110,873	284,421	(85,620,939)	4,102,307
Stock options to employees (Note 11)		264,568			264,568
Proceeds from exercise of Pre-Funded Warrants (Note 14), shares	3,823,334
Proceeds from exercise of Pre-Funded Warrants (Note 14)	$ 1,007,658	(979,705)			27,953
Shares issued upon exercise of DSUs (Note 12), shares	10,279
Shares issued upon exercise of DSUs (Note 12)	$ 225,612	(225,612)			0
Beneficial conversion feature related to convertible debenture (Note 7)		8,639			8,639
Deferred tax expense related to beneficial conversion feature (Note 15)		(11,042)			(11,042)
Net loss				(8,084,646)	(8,084,646)
Ending balance, shares at Nov. 30, 2019	22,085,856
Ending balance at Nov. 30, 2019	$ 45,561,222	44,167,721	284,421	(93,705,585)	(3,692,221)
Stock options to employees (Note 11)		71,645			71,645
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 9), shares	1,592,249
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 9), amount	$ 583,180	(583,180)			0
Beneficial conversion feature related to convertible debenture (Note 7)		697,952			697,952
Net loss				(3,390,965)	(3,390,965)
Ending balance, shares at Nov. 30, 2020	23,678,105
Ending balance at Nov. 30, 2020	$ 46,144,402	$ 44,354,138	$ 284,421	$ (97,096,550)	$ (6,313,589)